Share capital of the Company (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 £ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 £ / shares	Dec. 31, 2016 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 0.25		$ 0.25		$ 0.25
Issued capital | $					$ 317,000,000		$ 317,000,000		$ 316,000,000
Number of shares in the Company held by subsidiaries | shares					0		0		0
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 0.25		$ 0.25		$ 0.25
Issued capital | $					$ 317,000,000		$ 317,000,000		$ 316,000,000
Number of shares outstanding at beginning of period | shares	1,266,221,605	1,265,229,424	1,264,122,670
Issues of shares (share schemes) | shares	817,831	992,181	1,106,754
Number of shares outstanding at end of period | shares	1,267,039,436	1,266,221,605	1,265,229,424
Shares repurchased | $	$ 0	$ 0	$ 0
Preference shares
Disclosure of classes of share capital [line items]
Par value per share | £ / shares				£ 1		£ 1		£ 1
Issued capital | $					$ 50,000		$ 50,000		$ 50,000
Days of written noticed required	7 days